Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jan. 28, 2013
(Delaware Healthcare Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 726
Expense Example, with Redemption, 3 Years	1,055
Expense Example, with Redemption, 5 Years	1,406
Expense Example, with Redemption, 10 Years	2,393
(Delaware Healthcare Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	336
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,245
Expense Example, with Redemption, 10 Years	2,666
(Delaware Healthcare Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
(Delaware Healthcare Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,246
(Delaware Smid Cap Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	1,999
(Delaware Smid Cap Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,094
(Delaware Smid Cap Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,275
(Delaware Smid Cap Growth Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
(Delaware Smid Cap Growth Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	$ 1,837